UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	350 Madison Avenue
		8th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, August 3, 2005
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $139,508
List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna US Healthcare            COM              00817Y108      497     5998 SH       DEFINED                  5998
Amdocs Ltd.                    COM              G02602103     2153    81470 SH       SOLE                    81470
                                                              2164    81860 SH       DEFINED                                   81860
Amgen Inc.                     COM              031162100      689    11400 SH       SOLE                    11400
                                                               678    11210 SH       DEFINED                                   11210
Anheuser-Busch Corp.           COM              035229103      902    19710 SH       SOLE                    19710
                                                               921    20140 SH       DEFINED                                   20140
Bank of America                COM              060505104     1524    33420 SH       SOLE                    33420
                                                              1502    32940 SH       DEFINED                                   32940
Black & Decker                 COM              091797100      902    10040 SH       SOLE                    10040
                                                               912    10150 SH       DEFINED                                   10150
Burlington Resources           COM              122014103     2028    36720 SH       SOLE                    36720
                                                              2313    41866 SH       DEFINED                  5956             35910
Canadian Natl. Railway         COM              136375102     2335    40505 SH       SOLE                    40505
                                                              2248    39000 SH       DEFINED                                   39000
Cisco Systems                  COM              17275R102      865    45360 SH       SOLE                    45360
                                                               876    45920 SH       DEFINED                                   45920
Citigroup Inc.                 COM              172967101     2430    52560 SH       SOLE                    52560
                                                              2646    57229 SH       DEFINED                  4499             52730
Comcast Corp. Spl.A            COM              2003ON200     1978    66050 SH       SOLE                    66050
                                                              2001    66820 SH       DEFINED                                   66820
Compass Bancshares             COM              20449H109      734    16310 SH       SOLE                    16310
                                                               867    19270 SH       DEFINED                  3020             16250
Computer Sciences Corp.        COM              205363104     1330    30440 SH       SOLE                    30440
                                                              1640    37530 SH       DEFINED                  5750             31780
Devon Energy                   COM              25179m103     1653    32625 SH       SOLE                    32625
                                                              1610    31776 SH       DEFINED                                   31776
Diebold                        COM              253651103     1078    23900 SH       SOLE                    23900
                                                              1558    34540 SH       DEFINED                                   34540
Dover Corp.                    COM              260003108     1003    27570 SH       SOLE                    27570
                                                               943    25910 SH       DEFINED                                   25910
EMC Corporation                COM              268648102      806    58770 SH       SOLE                    58770
                                                              1069    78002 SH       DEFINED                 18092             59910
First American Corp.           COM              318522307      727    18100 SH       SOLE                    18100
                                                               763    19000 SH       DEFINED                                   19000
Fluor Corp. (New)              COM              343412102     1460    25350 SH       SOLE                    25350
                                                              2414    41920 SH       DEFINED                                   41920
General Electric               COM              369604103     2216    63950 SH       SOLE                    63950
                                                              2145    61894 SH       DEFINED                  7414             54480
Hewlett-Packard                COM              428236103     2255    95920 SH       SOLE                    95920
                                                              2341    99560 SH       DEFINED                                   99560
Home Depot                     COM              437076102     1785    45880 SH       SOLE                    45880
                                                              2044    52544 SH       DEFINED                  6974             45570
Intel Corporation              COM              458140100      784    30140 SH       SOLE                    30140
                                                               813    31230 SH       DEFINED                                   31230
International Business Machine COM              459200101     1176    15850 SH       SOLE                    15850
                                                              1158    15610 SH       DEFINED                                   15610
JPMorgan Chase & Co.           COM              46625H100     1572    44500 SH       SOLE                    44500
                                                              1630    46140 SH       DEFINED                                   46140
Kinder Morgan Inc.             COM              49455P101     1577    18950 SH       SOLE                    18950
                                                              1572    18900 SH       DEFINED                                   18900
Laboratory Corp. new           COM              50540R409     1801    36100 SH       SOLE                    36100
                                                              2090    41885 SH       DEFINED                  4485             37400
Leggett & Platt Inc.           COM              524660107     1621    60980 SH       SOLE                    60980
                                                              1657    62340 SH       DEFINED                                   62340
Marshall & Isley               COM              571834100     1126    25330 SH       SOLE                    25330
                                                              1153    25950 SH       DEFINED                                   25950
Masco Corp.                    COM              574599106     2008    63220 SH       SOLE                    63220
                                                              1911    60170 SH       DEFINED                                   60170
Maxim Integrated Products      COM              57772K101      692    18100 SH       SOLE                    18100
                                                               726    19000 SH       DEFINED                                   19000
Nabors Industries              COM              G6359F103     1785    29450 SH       SOLE                    29450
                                                              1808    29830 SH       DEFINED                                   29830
National Oilwell Varco, Inc.   COM              637071101      201     4231 SH       DEFINED                  4231
Noble Energy, Inc.             COM              655044105      656     8675 SH       SOLE                     8675
                                                               952    12580 SH       DEFINED                                   12580
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108      959    17780 SH       SOLE                    17780
                                                               976    18100 SH       DEFINED                                   18100
Pfizer. Inc.                   COM              717081103     1808    65570 SH       SOLE                    65570
                                                              1720    62370 SH       DEFINED                                   62370
Pioneer Natural Resources      COM              723787107      770    18300 SH       SOLE                    18300
                                                               736    17490 SH       DEFINED                                   17490
Praxair Inc.                   COM              74005P104     2169    46550 SH       SOLE                    46550
                                                              1985    42600 SH       DEFINED                                   42600
Prudential                     COM              744320102     2487    37870 SH       SOLE                    37870
                                                              2905    44249 SH       DEFINED                  4979             39270
Schering-Plough                COM              806605101      993    52080 SH       SOLE                    52080
                                                               978    51320 SH       DEFINED                                   51320
Sysco Corp.                    COM              871829107     1234    34100 SH       SOLE                    34100
                                                              1278    35320 SH       DEFINED                                   35320
Time Warner Inc.(2003)         COM              887317105     1413    84550 SH       SOLE                    84550
                                                              1467    87767 SH       DEFINED                  9187             78580
Toys R US Holding C.           COM              892335100     1903    71850 SH       SOLE                    71850
                                                              2727   102990 SH       DEFINED                                  102990
U.S. Bancorp                   COM              902973304     1824    62460 SH       SOLE                    62460
                                                              1829    62640 SH       DEFINED                                   62640
United Technologies            COM              913017109     2188    42600 SH       SOLE                    42600
                                                              2106    41022 SH       DEFINED                  4622             36400
UnumProvident Corp.            COM              91529Y106     1110    60600 SH       SOLE                    60600
                                                              1151    62850 SH       DEFINED                                   62850
Viacom Inc.                    COM              925524308      778    24310 SH       SOLE                    24310
                                                               760    23740 SH       DEFINED                                   23740
Weatherford Int'l.             COM              695532587      710    12250 SH       SOLE                    12250
                                                               719    12400 SH       DEFINED                                   12400
Williams Companies             COM              969457100     1152    60650 SH       SOLE                    60650
                                                              1195    62900 SH       DEFINED                                   62900